Warrant Liabilities - Summary of Weighted Average Assumptions of Fair Value of Liabilities (Details) - Private Placement - Level 3 - Monte Carlo Simulation value model	Jun. 30, 2022 Y
Expected term
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	4.5
Expected Volatility
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	62.0
Expected Dividend Yield
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	0.0
Risk Free Interest Rate
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	3.0
Price Of Gelesis Common Stock
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	1.55
Exercise Price of Warrants
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	11.50